Financial Risk Management - Schedule of Reconciliation of Net Debt Position (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Risk Management [Line Items]
Net debt as at the beginning of the period	$ 138,640	$ 110,841
Cash flows	(93,077)	27,440
Foreign exchange adjustments	(263)	359
Net debt as at the end of the period	42,107	138,640
Recognized on adoption of IFRS 16	(2,707)
Net debt after adoption of IFRS 16	135,933
Interest expense	(486)
Borrowings [Member]
Disclosure Of Financial Risk Management [Line Items]
Net debt as at the beginning of the period	0	0
Cash flows	(24,736)	0
Foreign exchange adjustments	0	0
Net debt as at the end of the period	(25,104)	0
Recognized on adoption of IFRS 16	0
Net debt after adoption of IFRS 16	0
Interest expense	(368)
Lease Liabilities [Member]
Disclosure Of Financial Risk Management [Line Items]
Net debt as at the beginning of the period	0	0
Cash flows	690	0
Foreign exchange adjustments	(23)	0
Net debt as at the end of the period	(2,159)	0
Recognized on adoption of IFRS 16	(2,707)
Net debt after adoption of IFRS 16	(2,707)
Interest expense	(119)
Liabilities from Financing Activities [Member]
Disclosure Of Financial Risk Management [Line Items]
Net debt as at the beginning of the period	0	0
Cash flows	(24,047)	0
Foreign exchange adjustments	(23)	0
Net debt as at the end of the period	(27,263)	0
Recognized on adoption of IFRS 16	(2,707)
Net debt after adoption of IFRS 16	(2,707)
Interest expense	(486)
Cash and Cash Equivalents [Member]
Disclosure Of Financial Risk Management [Line Items]
Net debt as at the beginning of the period	138,640	110,841
Cash flows	(69,030)	27,440
Foreign exchange adjustments	(240)	359
Net debt as at the end of the period	69,370	$ 138,640
Recognized on adoption of IFRS 16	0
Net debt after adoption of IFRS 16	138,640
Interest expense	$ 0